Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Mar. 31, 2019 CAD ($)
Bottom of range [member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Right-of-use assets	$ 6,000
Lease liabilities	6,000
Top of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Right-of-use assets	6,600
Lease liabilities	$ 6,600
IFRS 16 Leases
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Debt maturities	5 to 10 years
Non-cancellable operating lease commitments	$ 14,200
Non-cancellable operating lease commitments relate to short-term and low value leases	$ 3,600